Investment Objectives and Goals	May 26, 2026
Intelligent Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Intelligent Real Estate ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Intelligent Real Estate ETF (the “Fund”) seeks total return.
Residential REIT ETF
Prospectus [Line Items]
Risk/Return [Heading]	Residential REIT ETF - Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Residential REIT ETF (the “Fund”) seeks total return.